SUMMARY OF MATERIAL ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Adjustments to leases	$ 6,201	$ 2,553